Finacial Liabilities at Fair Market Value (Details) - Schedule of Financial Liability - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Finacial Liabilities at Fair Market Value (Details) - Schedule of Financial Liability [Line Items]
Total finacial liabilities at fair value	$ 2,009	$ 1,470
Financial liability [Member]
Finacial Liabilities at Fair Market Value (Details) - Schedule of Financial Liability [Line Items]
Total finacial liabilities at fair value	11	11
Non-tradable warrants [Member]
Finacial Liabilities at Fair Market Value (Details) - Schedule of Financial Liability [Line Items]
Total finacial liabilities at fair value	$ 1,998	$ 1,459